PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 13) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Defined contribution and other retirement plans
Deferred compensation plan accrued	$ 77.9	$ 86.0
Letters of credit securing deferred compensation plan obligations	$ 1.0	$ 2.5
Minimum age of participant for termination of employment to determine forfeiture of interest on contribution	55 years
DSUs outstanding under directors deferred equity compensation plan for non-employee directors	0.1	0.1
Value of DSUs outstanding under directors deferred equity compensation plan for non-employee directors	$ 8.0	$ 6.1
U.S.
Defined contribution and other retirement plans
Net actuarial loss	17.3
Prior service cost (credit)	1.2
Net loss (gain) to be recognized	18.5
Int'l
Defined contribution and other retirement plans
Net actuarial loss	7.1
Prior service cost (credit)	(0.3)
Net transition obligation	0.1
Net loss (gain) to be recognized	6.9
U.S. Postretirement Health Benefits
Defined contribution and other retirement plans
Net actuarial loss	1.9
Prior service cost (credit)	(3.3)
Net loss (gain) to be recognized	(1.4)
Other assets
Defined contribution and other retirement plans
Cash surrender value included in other assets	$ 227.1	$ 226.9